[Putnam, July 31, 2006]

[Translation]

SEMI-ANNUAL REPORT (During the Twelfth Term) From: November 1, 2005 To: April 30, 2006

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Semi-annual Report

(During the Twelfth Term) From: November 1, 2005 To: April 30, 2006

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2006

Accounting Period:	During the12th Period (From November 1, 2005
to April 30, 2006)

Name of the Registrant Fund:	PUTNAM GLOBAL INCOME TRUST

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent:	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

- ii -

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I. STATUS OF INVESTMENT FUND (1) Diversification of Investment Portfolio

		(As of the end of May 2006)

		Total U.S.	Investment Ratio
Type of Asset	Name of Country	Dollars	(%)

Collateralized Mortgage Obligations	United States	45,117,006	34.25
	Ireland	1,192,508	0.90
	United Kingdom	1,065,706	0.81

Sub-Total		47,375,220	35.96

Foreign Government Bonds	France	7,383,711	5.61
	Austria	6,312,451	4.79
	Netherlands	6,155,008	4.67
	Spain	4,099,486	3.11
	Germany	3,671,325	2.79
	United Kingdom	3,135,053	2.38
	Ireland	2,335,268	1.77
	Canada	2,293,358	1.74
	Denmark	1,786,452	1.36
	Italy	1,589,840	1.21
	Sweden	595,918	0.45

Sub-Total		39,357,870	29.88

Asset-Backed Securities	United States	15,508,035	11.77
	United Kingdom	3,267,347	2.48
	Cayman Islands	1,784,253	1.36
	Ireland	105,939	0.08

Sub-Total		20,665,574	15.69

U.S. Government Agency Mortgage Obligations	United States	11,747,351	8.92

Corporate Bonds	Germany	4,082,147	3.10
	Austria	2,017,704	1.53
	United States	1,499,509	1.14
	Luxembourg	684,835	0.52
	France	682,297	0.52
	Cayman Islands	278,679	0.21
	United Kingdom	188,317	0.14
	Netherlands	160,034	0.12

Sub-Total		9,593,522	7.28

U.S. Treasury Obligations	United States	727,457	0.55

Purchased Options	United States	36,619	0.03

Short-Term Investments	United States	5,638,478	4.28

Cash, Deposits and Other Assets (After
deduction of liabilities)		-3,414,448	-2.59

Total (Net Asset Value)		131,727,643	100.00

	(14,787,745,203 yen)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. Dollars (“dollar” or “$”) into Japanese Yen is JPY112.26 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on May 31, 2006. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for “total” column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets at the end of each month within one year prior to the end of May 2006 is as follows:

	Total Net Asset Value Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar	Yen

2005 End of June	27,166	3,050	12.61	1,416
July	26,862	3,016	12.47	1,400
August	26,625	2,989	12.58	1,412
September	25,647	2,879	12.32	1,383
October	25,065	2,814	12.10	1,358
November	24,229	2,720	11.92	1,338
December	24,057	2,701	11.98	1,345
2006 End of January	24,418	2,741	12.09	1,357
February	23,713	2,662	12.00	1,347
March	23,068	2,590	11.82	1,327
April	22,872	2,568	12.01	1,348
May	22,616	2,539	12.11	1,359

(b) Record of Distributions Paid (Class M Shares)

	Amount of Dividend
Period	paid per Share		Return of Capital

	Dollar	Yen	Dollar	Yen

11th Fiscal Year (11/1/04 - 10/31/05)	$0.482	54.11	$0.000	0.0

Records of distribution paid and Net Asset Value per share from June 2005 to May 2006 are as follows:

	Dividend	Net Asset Value
Ex-dividend Date	(dollar)	Per Share (dollar)

June 22, 2005	0.051	12.68
July 21, 2005	0.052	12.47
August 22, 2005	0.051	12.52
September 22, 2005	0.051	12.46
October 20, 2005	0.052	12.16
November 21, 2005	0.051	11.91
December 20, 2005	0.052	12.01
January 20, 2006	0.051	12.13
February 17, 2006	0.052	11.93
March 22, 2006	0.051	11.90
April 20, 2006	0.052	11.83
May 19, 2006	0.052	12.07

(c) Record of Return Rate (Class M Shares)

Period	Return Rate (*)

June 1, 2005-May 31, 2006	0.23%

(*) Return Rate (%) ={[[Ending NAV*A]]/Beginning NAV]-1}*100

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on May 31, 2005 and Ending NAV means net asset value per share on May 31, 2006.

II. THE FINANCIAL CONDITIONS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be attached.]

III. RECORD OF SALES AND REPURCHASES (Class M shares)

Records of sales and repurchases during one year period up to and including the end of May 2006 and number of outstanding shares of the Fund as of the end of May 2006 are as follows:

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

Worldwide	119,563	475,311	1,867,394
(In Japan)	(8,000)	(403,300)	(1,668,400)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock (as of the end of May 2006) Not applicable.

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC., the investment adviser, to render investment advisory services, and Putnam Fiduciary Trust Company to hold the assets of the Fund in custody and act as Investor Servicing Agent.

Putnam Management has retained its affiliate, Putnam Investments Limited (“Sub-Investment Management Company”), to manage a separate portion of the assets of the Fund. Subject to the supervision of Putnam Management, Sub-Investment Management Company is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

Sub-Investment Management Company provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the Fund) pays a quarterly sub-management fee to Sub-Investment Management Company for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the Fund managed by Sub-Investment Management Company. Sub-Investment Management Company’s address is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

(3) Miscellaneous

There has been, or is, no litigation which had or is expected to have a material effect on the Fund during the six months before the filing of this report.

2. Putnam Investment Management, LLC. (Investment Management Company)

(1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of May, 2006): $52,510,165*

2. Record of Amount of Member’s equity (for the latest 5 years):

Year	Member’s Equity
End of 2001	$170,497,323
End of 2002	$138,739,094
End of 2003	$144,486,036

End of 2004+	-$9,155,466
End of 2005	$73,231,356

*Unaudited

+During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May 2006, Investment Management Company managed, advised, and/or administered the following 108 funds and fund portfolios (having an aggregate net asset value of over $ 120.3 billion):

		(as of the end of May 2006)

Country where Funds are	Principal	Number of	Net Asset Value (million
established or managed	Characteristics	Funds	dollars)

	Closed End Bond	12	$4,382.77
U.S.A.	Open End Balanced	13	$33,400.63
	Open End Bond	32	$26,994.30
	Open End Equity	51	$55,607.55

	Totals	108	$ 120,385.25

(3) Miscellaneous

Regulatory matters and litigation.

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of Audited Annual Accounts will be attached.]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Amendment to the Securities Registration
Statement

To:	Director of Kanto Local Finance Bureau

Filing Date:	July 31, 2006

Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST

Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Associate Treasurer
and Principal Executive Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 1,209 million U.S. dollars (approximately
Foreign Investment Fund Securities	¥135.7 billion)
to be Publicly Offered or Sold:

Places where a copy of this Amendment to
the Securities Registration Statement is
available for Public Inspection:	Not applicable.

Note :	The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥ 112.26 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi UFJ, Ltd. on
May 31, 2006.

I. Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 31, 2006 due to the fact that the Semi-annual Report was filed on July 31, 2006.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Amendment due to filing the Semi-annual Report

The following items in the SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The SRS		The Semi-annual Report	The way of
amendment

PART II. INFORMATION ON
THE FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund		IV. OUTLINE OF THE
MANAGEMENT COMPANY
1.	Fund	1. Fund
d. Amount of Capital Stock		(1) Amount of Capital Stock	Novation
2.	Investment Management	2. Investment Management
Company		Company
d. Amount of Capital Stock:		(1) Amount of Capital Stock	Novation
5.	STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND		FUND
(A) Diversification of Investment		(1) Diversification of Investment	Novation
Portfolio		Portfolio
(C) Results of Past Operations		(2) Results of Past Operations	Addition
PART III. DETAILED
INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF		II. OUTLINE OF THE	Addition
FINANCIAL STATUS OF THE
THE FUND		FUND
V. RECORD OF SALES AND		III. RECORD OF SALES AND	Addition
REPURCHASES		REPURCHASES
PART IV. SPECIAL
INFORMATION
I. OUTLINE OF THE
MANAGEMENT COMPANY
1 Fund		IV. OUTLINE OF THE
MANAGEMENT COMPANY

(A) Outline of the Fund:	1. Fund
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

2. Investment Management Company
(A) Outline of Investment	2. Investment Management
Management Company	Company
(1) Amount of Capital Stock	(1) Amount of Capital Stock	Novation
(B) Description of Business and	(2) Description of Business and	Novation
Outline of Operation	Outline of Operation

3 Financial Conditions of the	V. OUTLINE OF THE	Novation
Investment Management Company	FINANCIAL STATUS OF THE
MANAGEMENT COMPANY
5 Miscellaneous	IV. OUTLINE OF THE
MANAGEMENT COMPANY
(1) Fund	1. Fund
Litigation and Other Significant	(3) Miscellaneous	Addition
Events
(2) Investment Management Company	2. Investment Management
Company
Litigation, etc.	(3) Miscellaneous	Novation

The contents of the Semi-annual Report are as follows: [Omitted]